Other Financial Assets - Schedule of Denarius Investment Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Other non-current financial assets	$ 12,624
Change in fair value	13,804	$ 1,112
Other non-current financial assets	28,015	12,624
Denarius
Disclosure of associates [line items]
Other non-current financial assets	12,624	9,756
Issuance of additional Denarius Debenture	102
Purchase of Denarius marketable securities	1,429
Change in fair value	7,280	2,868
Other non-current financial assets	21,435	12,624
Denarius | Common shares
Disclosure of associates [line items]
Other non-current financial assets	4,891	3,996
Issuance of additional Denarius Debenture	0
Purchase of Denarius marketable securities	1,167
Change in fair value	1,713	895
Other non-current financial assets	7,771	4,891
Denarius | Warrants
Disclosure of associates [line items]
Other non-current financial assets	151	249
Issuance of additional Denarius Debenture	0
Purchase of Denarius marketable securities	262
Change in fair value	8	(98)
Other non-current financial assets	421	151
Denarius | Convertible Debentures
Disclosure of associates [line items]
Other non-current financial assets	7,582	5,511
Issuance of additional Denarius Debenture	102
Purchase of Denarius marketable securities	0
Change in fair value	5,559	2,071
Other non-current financial assets	$ 13,243	$ 7,582